Aristotle Core Equity Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Communication Services - 8.1%(a)
Alphabet, Inc. - Class A	138,798	$19,388,692
Meta Platforms, Inc. - Class A	25,053	8,867,760
Netflix, Inc.	8,177	3,981,218
		32,237,670

Consumer Discretionary - 12.0%
Amazon.com, Inc.(a)	115,476	17,545,424
Expedia Group, Inc.(a)	32,257	4,896,290
General Motors Co.	118,759	4,265,823
Home Depot, Inc.	24,834	8,606,223
Marriott International Inc. - Class A	28,794	6,493,335
O'Reilly Automotive, Inc.(a)	6,029	5,728,032
		47,535,127

Consumer Staples - 5.4%
Costco Wholesale Corp.	15,621	10,311,109
Darling Ingredients, Inc.(a)	156,309	7,790,441
Estee Lauder Cos., Inc. - Class A	22,824	3,338,010
		21,439,560

Energy - 2.3%
Antero Resources Corp.(a)	138,897	3,150,184
Halliburton Co.	166,020	6,001,623
		9,151,807

Financials - 12.2%
Ameriprise Financial, Inc.	20,812	7,905,022
Bank of America Corp.	215,290	7,248,814
Chubb Ltd.	31,262	7,065,212
Intercontinental Exchange, Inc.	60,235	7,735,981
JPMorgan Chase & Co.	65,190	11,088,820
Visa, Inc. - Class A	28,904	7,525,156
		48,569,005

Health Care - 14.0%
Abbott Laboratories	49,768	5,477,964
Adaptive Biotechnologies Corp.(a)	479,245	2,348,301
Becton Dickinson & Co.	36,117	8,806,407
Bio-Techne Corp.	80,393	6,203,124
Eli Lilly & Co.	3,003	1,750,509
Guardant Health, Inc.(a)	129,425	3,500,946
Teleflex, Inc.	21,332	5,318,921
The Cigna Group	23,481	7,031,385
Thermo Fisher Scientific, Inc.	11,696	6,208,120
Vertex Pharmaceuticals, Inc.(a)	9,492	3,862,200
Zoetis, Inc.	25,988	5,129,252
		55,637,129

Industrials - 9.4%
AMETEK, Inc.	58,265	9,607,316
Chart Industries, Inc.(a)	29,769	4,058,408
Honeywell International, Inc.	28,774	6,034,196
Norfolk Southern Corp.	34,366	8,123,435
Spirit AeroSystems Holdings, Inc. - Class A(a)	88,098	2,799,754
Trane Technologies PLC	28,018	6,833,590
		37,456,699

Information Technology - 29.8%(b)
Accenture PLC - Class A	22,864	8,023,206
Apple, Inc.	134,428	25,881,423
Applied Materials, Inc.	26,964	4,370,055
Broadcom, Inc.	10,963	12,237,449
Microsoft Corp.	92,538	34,797,989
NVIDIA Corp.	30,645	15,176,017
Oracle Corp.	47,599	5,018,363
ServiceNow, Inc.(a)	11,121	7,856,875
Synopsys, Inc.(a)	9,213	4,743,866
		118,105,243

Materials - 1.9%
Avery Dennison Corp.	36,555	7,389,959

Utilities - 2.1%
American Water Works Co., Inc.	28,675	3,784,813
NextEra Energy, Inc.	73,428	4,460,017
		8,244,830
TOTAL COMMON STOCKS (Cost $306,947,277)		385,767,029

REAL ESTATE INVESTMENT TRUSTS - 2.0%	Shares	Value
Alexandria Real Estate Equities, Inc.	28,317	3,589,746
Prologis, Inc.	31,719	4,228,143
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,046,526)		7,817,889

TOTAL INVESTMENTS - 99.2% (Cost $313,993,803)		$393,584,918
Other Assets in Excess of Liabilities - 0.8%		3,217,321
TOTAL NET ASSETS - 100.0%		$396,802,239

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	As of December 31, 2023, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks.